Fair Value Measurements (Details 2) - EBP 015 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	$ 15,716,322
Balance - End of the Year	13,572,548	$ 15,716,322
Level 3
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	2,078,080	2,494,628
Investment income	65,289	63,861
Purchases/share purchases	292,116	72,717
Sales/share redemptions	(217,475)	(553,126)
Balance - End of the Year	2,218,010	2,078,080
Level 3 | Investment Contract
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	2,078,080
Balance - End of the Year	$ 2,218,010	$ 2,078,080